IMPAIRMENT AND IMPAIRMENT REVERSAL - Key assumptions (Details)	Dec. 31, 2025 $ / oz	Dec. 31, 2025	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / $	Dec. 31, 2024 $ / oz	Dec. 31, 2024	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $
IMPAIRMENT
Inflation		2.00%				2.00%
Minimum
IMPAIRMENT
Gold price per oz	2,900				2,050
WACC		6.50%				6.30%
NAV multiple		1				1
Foreign exchange rates			0.72	1			0.74	1
Maximum
IMPAIRMENT
Gold price per oz	3,750				2,500
WACC		9.30%				9.00%
NAV multiple		1.56				1.58
Foreign exchange rates			0.75	1			0.78	1